Summary of Assets of Companys Defined Benefit Pension Plans at Fair Values (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	10,722		9,763
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	437		77
Government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1,314	[1]	2,810	[1]
Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	849	[1]	1,249	[1]
Mortgages
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	52	[1]	34	[1]
Equity Securities, Other | Canada
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1,341		1,158
Equity Securities, Other | U.S. and international
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	3,999		3,329
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	847	[2]	779	[2]
Infrastructure
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	314	[2]	333	[2]
Absolute Return | Hedge Funds, Equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	563	[3]
Absolute Return | Hedge Funds, Multi-strategy
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	403	[3]
Absolute Return | Credit
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	434	[3]
Absolute Return | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	193	[3]
Derivative Financial Instruments, Liabilities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	(24)	[4]	(6)	[4]
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	5,438		4,516
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	155		70
Fair Value, Inputs, Level 1 | Equity Securities, Other | Canada
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1,304		1,130
Fair Value, Inputs, Level 1 | Equity Securities, Other | U.S. and international
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	3,979		3,316
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	2,530		4,135
Fair Value, Inputs, Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	282		7
Fair Value, Inputs, Level 2 | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	1,314	[1]	2,810	[1]
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	849	[1]	1,249	[1]
Fair Value, Inputs, Level 2 | Mortgages
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	52	[1]	34	[1]
Fair Value, Inputs, Level 2 | Equity Securities, Other | Canada
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	37		28
Fair Value, Inputs, Level 2 | Equity Securities, Other | U.S. and international
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	20		13
Fair Value, Inputs, Level 2 | Derivative Financial Instruments, Liabilities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	(24)	[4]	(6)	[4]
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	2,754		1,112
Fair Value, Inputs, Level 3 | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	847	[2]	779	[2]
Fair Value, Inputs, Level 3 | Infrastructure
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	314	[2]	333	[2]
Fair Value, Inputs, Level 3 | Absolute Return | Hedge Funds, Equity
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	563	[3]
Fair Value, Inputs, Level 3 | Absolute Return | Hedge Funds, Multi-strategy
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	403	[3]
Fair Value, Inputs, Level 3 | Absolute Return | Credit
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	434	[3]
Fair Value, Inputs, Level 3 | Absolute Return | Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plans at fair values	193	[3]

[1]	Government & Corporate Bonds: Fair values for bonds are based on market prices supplied by independent pricing sources as of the last trading day. Mortgages: The fair value measurement of $52 million (2012 - $34 million) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors.
[2]	Real Estate: The fair value of real estate investments of $847 million (2012 - $779 million) is based on property appraisals which use a number of approaches that typically include a discounted cash flow analysis, a direct capitalization income method and/or a direct comparison approach. Appraisals of real estate investments are generally performed semi-annually by qualified external accredited appraisers. There are no unfunded commitments for real estate as at December 31, 2013. Infrastructure: Infrastructure fund values of $314 million (2012 - $333 million) are based on the fair value of the fund assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate. As at December 31, 2013, unfunded commitments for the infrastructure funds were $23 million (2012 - $24 million).
[3]	Absolute Return: The fair value of absolute return investments is based on the net asset value reported by the fund administrators. The funds have different redemption policies and periods. All hedge fund investments have contractual redemption frequencies, ranging from monthly to tri-annually, and redemption notice periods varying from 30 to 95 days. Hedge fund investments that have redemption dates less frequent than every four months or have restrictions on contractual redemption features at the reporting date are classified as Level 3. There are no unfunded commitments for absolute return fund investments as at December 31, 2013. ¨ Funds of hedge funds invest in a portfolio of hedge funds that allocate capital across a broad array of funds and/or investment managers. ¨ Multi-strategy funds include funds that invest in broadly diversified portfolios of equity, fixed income and derivative instruments. ¨ Credit funds invest in an array of fixed income securities. ¨ Equity funds invest primarily in US and global equity securities.
[4]	At December 31, 2013, derivatives were primarily being used to partially hedge foreign currency exposures. The Company's pension funds may utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); bond forwards to reduce asset/liability interest rate risk exposures (Level 2); interest rate swaps to manage duration and interest rate risk (Level 2); credit default swaps to manage credit risk (Level 2); and options to manage interest rate risk and volatility (Level 2).